Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Global Small Cap VIP

	Shares	Value ($)
Common Stocks 94.9%
Austria 1.7%
Lenzing AG* (a)	3,258	180,077
Wienerberger AG*	36,328	959,137
(Cost $1,341,024)		1,139,214
Bermuda 0.8%
Lazard Ltd. "A" (b) (Cost $353,630)	16,265	537,558
Canada 3.1%
First Quantum Minerals Ltd.	17,977	160,255
Linamar Corp.	12,569	373,894
Pan American Silver Corp.	16,342	525,403
Quebecor, Inc. "B"	39,795	995,510
(Cost $1,630,801)		2,055,062
France 1.7%
Alten SA*	3,084	292,252
SPIE SA*	44,518	803,655
(Cost $1,436,752)		1,095,907
Germany 3.5%
Deutz AG*	88,069	512,813
PATRIZIA AG	41,336	1,123,916
United Internet AG (Registered)	16,617	635,500
(Cost $1,143,291)		2,272,229
Hong Kong 0.9%
Techtronic Industries Co., Ltd. (Cost $55,347)	45,541	606,609
India 0.7%
WNS Holdings Ltd. (ADR)* (Cost $193,879)	7,251	463,774
Ireland 1.2%
Avadel Pharmaceuticals PLC (ADR)*	21,583	108,778
Dalata Hotel Group PLC	129,550	376,560
Ryanair Holdings PLC*	21,445	285,633
(Cost $897,940)		770,971
Italy 2.4%
Buzzi Unicem SpA	42,400	987,012
Cerved Group SpA*	23,914	171,263
Moncler SpA*	10,050	410,741
(Cost $1,425,848)		1,569,016
Japan 11.2%
Ai Holdings Corp.	34,117	628,498
Anicom Holdings, Inc.	92,800	943,486
BML, Inc.	27,700	836,840
Daikyonishikawa Corp.	39,500	209,464
Kura Sushi, Inc.	4,800	262,412
Kusuri No Aoki Holdings Co., Ltd.	12,158	989,487
Optex Group Co., Ltd.	17,000	273,555
Sawai Pharmaceutical Co., Ltd.	12,600	635,312
Syuppin Co., Ltd.	49,200	384,620
Topcon Corp.	26,500	243,019
UT Group Co., Ltd.*	31,024	1,052,620
Zenkoku Hosho Co., Ltd.	22,400	882,937
(Cost $4,996,205)		7,342,250
Korea 0.7%
i-SENS, Inc. (Cost $569,030)	18,843	444,112
Luxembourg 2.1%
B&M European Value Retail SA (Cost $936,560)	209,951	1,337,031
Spain 1.0%
Fluidra SA*	12,337	209,072
Talgo SA 144A*	108,152	433,966
(Cost $725,504)		643,038
Sweden 1.8%
MIPS AB	7,101	317,072
Nobina AB 144A*	129,243	850,837
(Cost $861,296)		1,167,909
Switzerland 0.4%
Landis & Gyr Group AG* (Cost $421,502)	4,994	273,545
United Kingdom 4.9%
Arrow Global Group PLC*	95,792	157,675
Clinigen Group PLC	44,130	399,625
Domino's Pizza Group PLC	106,754	503,289
Electrocomponents PLC	121,547	1,113,169
Johnson Service Group PLC	265,435	309,208
Scapa Group PLC*	249,121	376,964
Ultra Electronics Holdings PLC	13,329	356,876
(Cost $3,017,442)		3,216,806
United States 56.8%
Advanced Disposal Services, Inc.*	17,600	532,048
Advanced Drainage Systems, Inc.	2,618	163,468
Affiliated Managers Group, Inc.	4,203	287,401
Agilysys, Inc.*	13,712	331,282
Americold Realty Trust (REIT)	21,223	758,722
Amicus Therapeutics, Inc.*	16,774	236,849
Arena Pharmaceuticals, Inc.*	8,863	662,864
AZEK Co., Inc.*	2,537	88,313
Blucora, Inc.*	8,810	82,990
Builders FirstSource, Inc.*	20,777	677,746
Cardiovascular Systems, Inc.*	13,979	550,074
Casey's General Stores, Inc.	6,443	1,144,599
Cleveland-Cliffs, Inc. (a)	46,669	299,615
CMC Materials, Inc.	4,593	655,926
Contango Oil & Gas Co.* (a)	121,886	163,327
Cornerstone OnDemand, Inc.*	11,453	416,431
Dril-Quip, Inc.*	6,783	167,947
Ducommun, Inc.*	26,024	856,710
EastGroup Properties, Inc. (REIT)	4,274	552,756
Envestnet, Inc.*	9,595	740,350
Essential Properties Realty Trust, Inc. (REIT)	24,757	453,548
Five9, Inc.*	12,256	1,589,358
Four Corners Property Trust, Inc. (REIT)	27,967	715,676
Fox Factory Holding Corp.*	10,960	814,657
Green Dot Corp. "A"*	6,498	328,864
H&E Equipment Services, Inc.	14,014	275,515
Heron Therapeutics, Inc.*	22,446	332,650
Hillenbrand, Inc.	10,258	290,917
Hudson Pacific Properties, Inc. (REIT)	21,914	480,574
Hyster-Yale Materials Handling, Inc.	10,133	376,441
Inphi Corp.*	12,756	1,431,861
iRhythm Technologies, Inc.*	4,124	981,966
Jack in the Box, Inc.	6,611	524,318
Jefferies Financial Group, Inc.	33,124	596,232
LivePerson, Inc.*	4,640	241,234
Lumentum Holdings, Inc.*	8,748	657,237
Masonite International Corp.*	7,831	770,570
Molina Healthcare, Inc.*	4,393	804,095
National Storage Affiliates Trust (REIT)	15,303	500,561
Neurocrine Biosciences, Inc.*	7,688	739,278
Option Care Health, Inc.*	29,553	395,124
Outset Medical, Inc.* (a)	816	40,800
Pacira BioSciences, Inc.*	15,060	905,407
Physicians Realty Trust (REIT)	38,643	692,096
PNM Resources, Inc.	10,996	454,465
Providence Service Corp.*	13,895	1,291,014
QAD, Inc. "A"	17,187	725,291
QTS Realty Trust, Inc. "A", (REIT)	10,438	657,803
Quidel Corp.*	1,819	399,052
Retrophin, Inc.*	26,114	482,064
Rush Enterprises, Inc. "A"	32,237	1,629,258
SEACOR Marine Holdings, Inc.* (a)	17,130	34,774
Sinclair Broadcast Group, Inc. "A" (a)	15,935	306,430
South State Corp.	12,286	591,571
Synovus Financial Corp.	22,074	467,307
Tandem Diabetes Care, Inc.*	3,297	374,209
Tenneco, Inc. "A"*	14,372	99,742
Thermon Group Holdings, Inc.*	34,510	387,547
Titan Machinery, Inc.*	33,491	443,086
TopBuild Corp.*	6,929	1,182,711
TriState Capital Holdings, Inc.*	27,098	358,778
Varonis Systems, Inc.*	10,791	1,245,497
Vital Farms, Inc.* (a)	589	23,872
Vroom, Inc.*	1,119	57,942
WEX, Inc.*	2,214	307,680
YETI Holdings, Inc.*	21,295	965,089
Zions Bancorp. NA	10,965	320,397
(Cost $27,891,139)		37,113,976
Total Common Stocks (Cost $47,897,190)		62,049,007
Exchange-Traded Funds 1.6%
United States
iShares Russell 2000 ETF (a) (Cost $990,476)	6,798	1,018,272
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (c) (d) (Cost $1,465,644)	1,465,644	1,465,644
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 0.09% (c) (Cost $2,020,682)	2,020,682	2,020,682
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $52,373,992)	101.8	66,553,605
Other Assets and Liabilities, Net	(1.8)	(1,206,115)
Net Assets	100.0	65,347,490

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (c) (d)
1,799,761	—	334,117 (e)	—	—	21,015	—	1,465,644	1,465,644
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 0.09% (c)
3,272,911	4,821,701	6,073,930	—	—	13,745	—	2,020,682	2,020,682
5,072,672	4,821,701	6,408,047	—	—	34,760	—	3,486,326	3,486,326

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $1,543,738, which is 2.4% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $128,668.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At September 30, 2020 the DWS Global Small Cap VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Industrials	13,026,077	21%
Health Care	10,620,113	17%
Information Technology	10,516,790	17%
Consumer Discretionary	7,819,542	13%
Real Estate	5,935,652	9%
Financials	5,726,459	9%
Materials	3,488,463	6%
Consumer Staples	2,157,958	3%
Communication Services	1,937,440	3%
Utilities	454,465	1%
Energy	366,048	1%
Total	62,049,007	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$1,139,214	$—	$1,139,214
Bermuda	537,558	—	—	537,558
Canada	2,055,062	—	—	2,055,062
France	—	1,095,907	—	1,095,907
Germany	—	2,272,229	—	2,272,229
Hong Kong	—	606,609	—	606,609
India	463,774	—	—	463,774
Ireland	108,778	662,193	—	770,971
Italy	—	1,569,016	—	1,569,016
Japan	—	7,342,250	—	7,342,250
Korea	—	444,112	—	444,112
Luxembourg	—	1,337,031	—	1,337,031
Spain	—	643,038	—	643,038
Sweden	—	1,167,909	—	1,167,909
Switzerland	—	273,545	—	273,545
United Kingdom	—	3,216,806	—	3,216,806
United States	37,113,976	—	—	37,113,976
Exchange-Traded Funds	1,018,272	—	—	1,018,272
Short-Term Investments (f)	3,486,326	—	—	3,486,326
Total	$44,783,746	$21,769,859	$—	$66,553,605

(f)	See Investment Portfolio for additional detailed categorizations.